SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024
Debt Instrument [Line Items]
Bank borrowings	$ 236	$ 606
Bank borrowings, Within 12 months	$ 236	$ 606
Term Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	5 years	5 years
Annual interest rate	2.00%	2.00%
Bank borrowings	$ 236	$ 606